Average Annual Total Returns - Class T - DWS Intermediate Tax-Free Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions - with sale 1 Year	Class T After tax on distributions - with sale 5 Years	Class T After tax on distributions - with sale 10 Years	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index 1 Year	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index 5 Years	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index 10 Years
Total	Mar. 31, 2017	3.72%	1.85%	2.93%	0.67%	0.84%	2.42%	(0.32%)	0.95%	2.38%	6.44%	3.01%	3.66%